Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.13%
Communication services: 10.67%
Entertainment: 3.31%
Netflix, Inc.†	15,025	$17,004,093
Interactive media & services: 5.14%
Alphabet, Inc. Class C	116,451	18,735,801
Pinterest, Inc. Class A†	305,274	7,729,538
		26,465,339
Media: 2.22%
Fox Corp. Class A	229,281	11,415,901
Consumer discretionary: 9.00%
Broadline retail: 2.47%
Amazon.com, Inc.†	68,810	12,689,940
Hotels, restaurants & leisure: 1.86%
Royal Caribbean Cruises Ltd.	44,532	9,570,372
Household durables: 2.43%
Lennar Corp. Class A	48,721	5,291,588
PulteGroup, Inc.	70,013	7,181,933
		12,473,521
Specialty retail: 2.24%
Ulta Beauty, Inc.†	29,157	11,535,676
Consumer staples: 4.01%
Consumer staples distribution & retail: 2.17%
Costco Wholesale Corp.	11,245	11,183,153
Household products: 1.84%
Colgate-Palmolive Co.	102,448	9,444,681
Energy: 4.46%
Oil, gas & consumable fuels: 4.46%
Cheniere Energy, Inc.	45,063	10,414,510
ConocoPhillips	62,143	5,538,184
EOG Resources, Inc.	63,345	6,988,854
		22,941,548
Financials: 12.97%
Banks: 6.35%
Citigroup, Inc.	100,033	6,840,257
Citizens Financial Group, Inc.	141,128	5,206,212
First Citizens BancShares, Inc. Class A	4,279	7,612,940
JPMorgan Chase & Co.	53,118	12,993,725
		32,653,134
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Capital markets: 6.62%
Goldman Sachs Group, Inc.	19,445	$10,647,110
Interactive Brokers Group, Inc. Class A	70,131	12,052,012
Virtu Financial, Inc. Class A	290,030	11,354,674
		34,053,796
Health care: 13.19%
Biotechnology: 7.69%
AbbVie, Inc.	55,446	10,817,514
Exelixis, Inc.†	397,923	15,578,685
Regeneron Pharmaceuticals, Inc.	9,021	5,401,414
United Therapeutics Corp.†	25,662	7,777,896
		39,575,509
Health care providers & services: 5.50%
Cencora, Inc.	38,085	11,146,337
Tenet Healthcare Corp.†	82,968	11,860,276
UnitedHealth Group, Inc.	12,830	5,278,775
		28,285,388
Industrials: 10.48%
Building products: 1.57%
Owens Corning	55,694	8,098,464
Construction & engineering: 1.82%
EMCOR Group, Inc.	23,297	9,335,108
Electrical equipment: 1.56%
Generac Holdings, Inc.†	70,079	8,015,636
Ground transportation: 2.12%
Uber Technologies, Inc.†	134,779	10,918,447
Passenger airlines: 1.53%
United Airlines Holdings, Inc.†	114,406	7,873,421
Professional services: 1.88%
Leidos Holdings, Inc.	65,815	9,686,652
Information technology: 25.88%
Communications equipment: 1.64%
Arista Networks, Inc.†	102,606	8,441,396
Electronic equipment, instruments & components: 1.88%
TD SYNNEX Corp.	87,165	9,657,882
IT services: 3.82%
Okta, Inc.†	89,880	10,080,941
Twilio, Inc. Class A†	99,051	9,579,222
		19,660,163
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Core Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 6.40%
Broadcom, Inc.	85,284	$16,414,612
KLA Corp.	12,355	8,681,735
QUALCOMM, Inc.	52,764	7,833,343
		32,929,690
Software: 6.01%
Adobe, Inc.†	12,028	4,510,260
Microsoft Corp.	66,755	26,385,581
		30,895,841
Technology hardware, storage & peripherals: 6.13%
Apple, Inc.	110,038	23,383,075
Dell Technologies, Inc. Class C	88,877	8,155,353
		31,538,428
Materials: 2.37%
Chemicals: 1.32%
CF Industries Holdings, Inc.	86,668	6,792,171
Metals & mining: 1.05%
Nucor Corp.	45,305	5,408,058
Real estate: 5.10%
Health care REITs: 2.08%
Omega Healthcare Investors, Inc.	273,526	10,681,190
Retail REITs: 2.01%
Simon Property Group, Inc.	65,753	10,348,207
Specialized REITs: 1.01%
Weyerhaeuser Co.	199,865	5,178,502
Total common stocks (Cost $343,992,756)		504,751,307

		Yield
Short-term investments: 1.73%
Investment companies: 1.73%
Allspring Government Money Market Fund Select Class♠∞		4.26%	8,899,021	8,899,021
Total short-term investments (Cost $8,899,021)				8,899,021
Total investments in securities (Cost $352,891,777)	99.86%			513,650,328
Other assets and liabilities, net	0.14			716,338
Total net assets	100.00%			$514,366,666

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,562,931	$43,056,521	$(41,720,431)	$0	$0	$8,899,021	8,899,021	$307,998
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	26	6-20-2025	$7,395,134	$7,263,100	$0	$(132,034)
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Core Fund

Notes to portfolio of investments—April 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Core Fund | 5

Notes to portfolio of investments—April 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$54,885,333	$0	$0	$54,885,333
Consumer discretionary	46,269,509	0	0	46,269,509
Consumer staples	20,627,834	0	0	20,627,834
Energy	22,941,548	0	0	22,941,548
Financials	66,706,930	0	0	66,706,930
Health care	67,860,897	0	0	67,860,897
Industrials	53,927,728	0	0	53,927,728
Information technology	133,123,400	0	0	133,123,400
Materials	12,200,229	0	0	12,200,229
Real estate	26,207,899	0	0	26,207,899
Short-term investments
Investment companies	8,899,021	0	0	8,899,021
Total assets	$513,650,328	$0	$0	$513,650,328
Liabilities
Futures contracts	$132,034	$0	$0	$132,034
Total liabilities	$132,034	$0	$0	$132,034
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of April 30, 2025, $761,117 was segregated as cash collateral for these open futures contracts.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Core Fund